AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

[redacted]

05072041

1-8269

RECD S.E.C.
DEC 1 2005

PROCESSED
DEC 02 2005
THOMSON FINANCIAL

December 1, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

Dear Mr. Johnson:

This is to certify that on December 1, 2005, the American Stock Exchange, Inc. (the "Exchange") received from R.G. Barry Corporation (the "Registrant") a copy of the Registrant's application on Form 8A-12B for the registration of the following securities:

Common Shares, par value $1.000

Series I Junior Participating Class A Preferred Share Purchase Rights

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl